ACQUISITIONS (Schedule of Purchase Price of Acquisition) (Details) (Perion Network Ltd. [Member], USD $) In Thousands, except Share data, unless otherwise specified	Jan. 31, 2014
Perion Network Ltd. [Member]
Business Acquisition [Line Items]
Number of shares of Perion ordinary shares outstanding on January 2, 2014	12,524,000
Price per share of Perion's ordinary shares on January 2, 2014 (Closing Date)	$ 12.64
Total fair value of stock consideration	$ 158,303
Fair value of vested Perion options (for accounting purposes only)	7,492
Total purchase price	$ 165,795